Provisions (Tables)	12 Months Ended
Dec. 31, 2021
Provisions Table [Abstract]
Schedule of provisions
Dilapidation provisions
£’000
At December 31, 2019	582

Acquisition of a subsidiary	1,820
Recognized during the year	961

At December 31, 2020	3,363

Acquisition of subsidiaries	3,549
Recognized during the year	1,073

At December 31, 2021	7,985

Current	—
Non-current	7,985